Subsequent Events	12 Months Ended
Sep. 27, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Revolving Credit Facility
On November 2, 2015, the Company, as borrower, entered into a new credit facility (the “Credit Agreement”) that provides for an unsecured revolving credit facility in the aggregate principal amount of $500 million, which may be increased from time to time by up to $250 million in the aggregate pursuant to an expansion feature set forth in the Credit Agreement. The Credit Agreement also provides for a letter of credit subfacility and a swingline subfacility. The Credit Agreement contains certain affirmative covenants including maintenance of certain financial ratios and certain negative covenants including limitations on additional indebtedness and payments.

Share Repurchase Program
On November 4, 2015, a new share repurchase program was authorized pursuant to the authority of the Company’s Board of Directors whereby the Company may make up to $1.0 billion in stock repurchases of outstanding shares of the common stock of the Company. Under the new share repurchase program, purchases can be made from time to time using a variety of methods, which may include open market purchases. The new repurchase program does not have an expiration date and the specific timing, price and size of purchases will depend on prevailing stock prices, general economic and market conditions, and other considerations. Purchases may be made through a Rule 10b5-1 plan pursuant to pre-determined metrics set forth in such plan. The Board’s authorization of the share repurchase program does not obligate the Company to acquire any particular amount of common stock, and the program may be suspended or discontinued at any time.

Subsequent to fiscal year end, the Company repurchased approximately 7.8 million shares of the Company’s common stock at an average price per share of $30.15 for a total of approximately $234 million. The Company’s total authority under existing repurchase programs was approximately $1.2 billion at November 11, 2015.